Share Capital	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Share Capital
Note 9 - Share Capital

	December 31, 2020
	Registered	Issued and Paid Up
	Number of Shares

Ordinary shares of ILS 1 each p.v.	1,000	3
Preferred shares of ILS 1 each p.v.

	December 31, 2021
	Registered	Issued and Paid Up
	Number of Shares

Ordinary shares of ILS 1 each p.v.	990,000,000	2,282,124
Preferred shares of ILS 1 each p.v.	10,000,000	10,000,000

On April 12, 2021, the Company issued 1,999,700 Ordinary shares and 10,000,000 Preferred shares for an aggregate purchase price of NIS 119,997 to Menachem Shalom. The purchase amount was not paid in cash but by deducting the amount from the Company's debt owed to Menachem Shalom.

During 2021 the Company raised NIS 857,945 (USD 268,018) from investors through a registration statement filed with the SEC.